Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax
8.	Income tax
(a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at 8.25% and the remaining profits will be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

PRC

Under the Law of the PRC on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, the Company’s PRC subsidiaries are subject to a uniform tax rate of 25%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment.

One of the Company’s PRC subsidiaries, Shanghai Chengduo Information Technology Co., Ltd., has been accredited as a software enterprise company since 2022. It qualifies for the tax holiday during which they are entitled to an exemption from EIT for two years commencing from their first profit-making year of operation and the 50% reduction of EIT for the following three years. The software enterprise qualification is subject to an annual assessment.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries are subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor.

Income tax expense consists of the following:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	74,300	275,107	531,961
Deferred income tax (benefit) expense	10,174	(32,071)	(85,930)
Total	84,474	243,036	446,031

The actual income tax expenses reported in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024 differ from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income taxes	180,556	982,093	1,719,015
Computed expected tax expense	45,139	245,523	429,754
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	1,619	8,080	7,189
Additional deduction for research and development expenses	(8,714)	(5,249)	(9,472)
Share-based compensation	40,798	40,995	8,198
Tax loss expiration	2,800	30	3,885
Change in valuation allowance	1,085	(68)	(2,522)
Tax rate difference due to different jurisdiction	—	(1,354)	(6,656)
Tax holiday	—	(44,557)	(39,445)
Withholding tax on distributable earnings	—	—	54,000
Others	1,747	(364)	1,100
Total	84,474	243,036	446,031

The effect of the tax holiday on the net income per ordinary share is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Effect of tax holiday	—	44,557	39,445
Net income per ordinary share—Basic	—	0.11	0.10
Net income per ordinary share—Diluted	—	0.11	0.09

The Company is subject to reviews, examinations and audits by PRC tax authorities with respect to income and non-income based taxes. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.

(b)	Deferred taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets (liabilities)
Tax losses carried forward	53,219	51,391
Allowance for doubtful accounts	16,944	11,980
Accrued payroll and other expenses	14,383	9,178
Inventory impairment	968	4,561
Deferred revenue	94,427	157,361
Contract costs	(24,556)	(29,853)
Operating lease liabilities	430,732	391,748
Operating lease right-of-use assets	(428,145)	(375,723)
Property and equipment	44,508	47,337
Excessive advertising and promotional expenses	18,056	35,185
Others	1,783	2,562
Total gross deferred tax assets	222,319	305,727
Valuation allowance on deferred tax assets	(77,372)	(74,850)
Deferred tax assets, net of valuation allowance	144,947	230,877

Reported in consolidated balance sheets as:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets	144,947	230,877
Deferred tax liabilities	—	—
Net deferred tax assets	144,947	230,877

Except for the planned but yet to be distributed earnings (if any), the Company does not recognize deferred tax liabilities on the undistributed earnings of the PRC subsidiaries, which the Company intends to indefinitely reinvest in the PRC. As of December 31,2024, the total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued was RMB2,525,172. The unrecognized deferred tax liability would be RMB252,517 subject to the withholding tax rate of 10%.

The movement of the valuation allowance is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	77,440	77,372
Addition (reversal) during the year	(38)	1,363
Reduction as a result of expiry of net operating loss carried forward	(30)	(3,885)
Balance at the end of the year	77,372	74,850

The valuation allowance as of December 31, 2023 and 2024 was primarily provided for the deferred tax assets of certain PRC subsidiaries, which were in cumulative loss positions. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forward of the Company’s PRC subsidiaries amounted to RMB205,565 as of December 31, 2024, of which RMB19,461, RMB69,664, RMB44,284 and RMB9,950, RMB62,206 will expire if unused by December 31, 2025, 2026, 2027, 2028 and 2029, respectively.